UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: September 30, 2018

Date of reporting period: March 31, 2018

Item 1.	Reports to Stockholders.

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

The Advisors’ Inner Circle Fund III

RWC Global Emerging Equity Fund

SEMI-ANNUAL REPORT March 31, 2018

Investment Adviser: RWC Asset Advisors (US) LLC

THE ADVISORS’ INNER CIRCLE FUND III	RWC GLOBAL EMERGING EQUITY FUND MARCH 31, 2018 (Unaudited)

The Fund will file its complete schedule of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Fund’s Form N-Q will be available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to Fund securities, as well as information relating to how a Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-855-RWC-FUND; and (ii) on the SEC’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND III	RWC GLOBAL EMERGING EQUITY FUND MARCH 31, 2018 (Unaudited)

SECTOR WEIGHTINGS†:

† Percentages based on total investments

SCHEDULE OF INVESTMENTS
COMMON STOCK — 80.3%

	Shares	Value
Argentina — 2.5%
America Airports *	98,377	$1,213,972
Globant*	38,360	1,977,075

		3,191,047

Brazil — 8.3%
Petroleo Brasileiro ADR *	413,349	5,844,755
Rumo*	1,149,604	4,545,010

		10,389,765

China — 21.9%
Angang Steel	2,843,836	2,757,032
Baidu ADR *	18,715	4,177,001
Brilliance China Automotive Holdings	1,608,466	3,400,951
China Everbright International	1,343,200	1,900,077
China National Building Material	4,432,000	4,889,893
CITIC Securities	1,333,500	3,093,087
Ctrip.com International ADR *	12,925	602,563
Sands China	530,597	2,891,261
Semiconductor Manufacturing International *	2,931,313	3,893,652

		27,605,517

Egypt — 2.1%
Commercial International Bank Egypt SAE GDR	515,579	2,619,141

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	RWC GLOBAL EMERGING EQUITY FUND MARCH 31, 2018 (Unaudited)

COMMON STOCK — continued

	Shares	Value
Ghana — 3.4%
Tullow Oil *	1,562,539	$4,315,425

Greece — 2.9%
Eurobank Ergasias *	2,177,093	2,068,470
National Bank of Greece *	4,699,426	1,517,292

		3,585,762

Hungary — 1.7%
OTP Bank	48,026	2,165,723

India — 8.0%
Adani Ports & Special Economic Zone	365,100	1,997,954
Bharti Infratel	371,799	1,925,247
Escorts	148,003	1,873,382
Mahindra & Mahindra Financial Services	290,743	2,080,864
Motherson Sumi Systems	203,800	981,925
United Spirits *	26,005	1,257,261

		10,116,633

Indonesia — 1.1%
United Tractors	562,600	1,314,007

Kazakhstan — 1.5%
KAZ Minerals *	156,272	1,898,385

Panama — 1.3%
Copa Holdings, Cl A	12,960	1,667,045

Philippines — 0.9%
BDO Unibank	413,900	1,105,315

Russia — 4.4%
Novolipetsk Steel PJSC GDR	39,297	981,915
Sberbank of Russia PJSC ADR	240,280	4,502,671

		5,484,586

South Korea — 7.6%
E-MART	4,637	1,180,494
ING Life Insurance Korea (A)	26,295	1,108,716
Samsung Engineering *	184,991	3,247,406
SK Hynix	53,130	4,061,487

		9,598,103

Taiwan — 1.6%
Taiwan Semiconductor Manufacturing	229,220	1,947,286

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	RWC GLOBAL EMERGING EQUITY FUND MARCH 31, 2018 (Unaudited)

COMMON STOCK — continued

	Shares	Value
Thailand — 3.4%
CP ALL NVDR	931,115	$2,610,925
Minor International NVDR	1,370,646	1,676,145

		4,287,070

Turkey — 1.6%
Turkcell Iletisim Hizmetleri	535,604	2,047,304

United Arab Emirates — 2.2%
Emaar Properties PJSC	1,783,388	2,817,911

Zambia — 3.9%
First Quantum Minerals	347,150	4,871,005

TOTAL COMMON STOCK (Cost $92,517,159)		101,027,030

EQUITY-LINKED WARRANTS — 11.3%

China — 4.3%
Hangzhou Hikvision Digital Technology, Expires 01/03/19	120,950	$798,209
Hangzhou Hikvision Digital Technology, Expires 08/22/18	693,925	4,579,555

		5,377,764

Saudi Arabia — 4.1%
Al Tayyar Travel Group Holding, Expires 02/24/21	89,700	686,505
Al Tayyar Travel Group Holding, Expires 05/24/18	26,120	199,106
National Commercial Bank, Expires 10/21/20	130,362	2,251,772
Savola Group, Expires 01/24/20	167,812	1,958,167

		5,095,550

Vietnam — 2.9%
Hoa Phat Group JSC, Expires 11/20/20	410,398	1,081,978
Hoa Phat Group JSC, Expires 07/24/18	52,000	137,093
Hoa Phat Group JSC, Expires 03/29/19	262,880	700,060
Vincom Retail JSC, Expires 11/23/20	788,700	1,744,180

		3,663,311

TOTAL EQUITY-LINKED WARRANTS (Cost $11,040,188)		14,136,625

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	RWC GLOBAL EMERGING EQUITY FUND MARCH 31, 2018 (Unaudited)

PREFERRED STOCK — 6.6%

	Shares	Value
Brazil — 1.8%
Lojas Americanas	405,778	$2,283,081

South Korea — 4.8%
Samsung Electronics	3,149	6,042,400

TOTAL PREFERRED STOCK (Cost $7,941,476)		8,325,481

TOTAL INVESTMENTS — 98.2% (Cost $111,498,823)		$123,489,136

Percentages are based on Net Assets of $125,806,142.

*	Non-income producing security.
(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2018, the value of these securities amounted to $1,108,716, representing 0.9% of the net assets of the Fund.

ADR	American Depositary Receipt
CI	Class
GDR	Global Depositary Receipt
JSC	Joint Stock Company
NVDR	Non-voting Depository Receipt
PJSC	Public Joint Stock Company

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	RWC GLOBAL EMERGING EQUITY FUND MARCH 31, 2018 (Unaudited)

The following table summarizes the inputs used as of March 31, 2018, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Argentina	$3,191,047	$—	$—	$3,191,047
Brazil	10,389,765	—	—	10,389,765
China	4,779,564	22,825,953	—	27,605,517
Egypt	2,619,141	—	—	2,619,141
Ghana	—	4,315,425	—	4,315,425
Greece	—	3,585,762	—	3,585,762
Hungary	—	2,165,723	—	2,165,723
India	—	10,116,633	—	10,116,633
Indonesia	—	1,314,007	—	1,314,007
Kazakhstan	—	1,898,385	—	1,898,385
Panama	1,667,045	—	—	1,667,045
Philippines	—	1,105,315	—	1,105,315
Russia	—	5,484,586	—	5,484,586
South Korea	—	9,598,103	—	9,598,103
Taiwan	—	1,947,286	—	1,947,286
Thailand	—	4,287,070	—	4,287,070
Turkey	—	2,047,304	—	2,047,304
United Arab Emirates	—	2,817,911	—	2,817,911
Zambia	4,871,005	—	—	4,871,005

Total Common Stock	27,517,567	73,509,463	—	101,027,030
Equity-Linked Warrants
China	—	5,377,764	—	5,377,764
Saudi Arabia	—	5,095,550	—	5,095,550
Vietnam	—	3,663,311	—	3,663,311

Total Equity-Linked Warrants	—	14,136,625	—	14,136,625
Preferred Stock
Brazil	2,283,081	—	—	2,283,081
South Korea	—	6,042,400	—	6,042,400

Total Preferred Stock	2,283,081	6,042,400	—	8,325,481

Total Investments in Securities	$29,800,648	$93,688,488	$—	$123,489,136

For the period ended March 31, 2018, securities transferred from Level 1 to Level 2 as a result of fair valuation of foreign securities. For the period ended March 31, 2018, there have been no transfers between Level 2 and Level 3 assets and liabilities. As of March 31, 2018, the Fund did not hold any Level 3 securities.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	RWC GLOBAL EMERGING EQUITY FUND MARCH 31, 2018 (Unaudited)

STATEMENT OF ASSETS AND LIABILITIES

Assets:
Investments, at Value (Cost $111,498,823)	$123,489,136
Cash and Cash Equivalent	905,893
Receivable for Capital Shares Sold	3,724,344
Receivable for Investment Securities Sold	636,157
Dividend and Interest Receivable	122,469
Reclaim Receivable	425
Other Prepaid Expenses	18,074

Total Assets	128,896,498

Liabilities:
Payable for Investment Securities Purchased	2,203,825
Due to Custodian	570,842
Accrued Foreign Capital Gains Tax on Appreciated Securities	122,901
Payable to Investment Adviser	92,405
Shareholder Servicing Fees Payable	24,342
Payable to Administrator	11,890
Chief Compliance Officer Fees Payable	2,962
Payable for Capital Shares Redeemed	2,228
Payable to Trustees	624
Unrealized Depreciation on Foreign Spot Currency Contracts	262
Other Accrued Expenses and Other Payables	58,075

Total Liabilities	3,090,356

Net Assets	$125,806,142

Net Assets Consist of:
Paid-in Capital	$113,825,759
Distributions in Excess of Net Investment Income	(606,730)
Accumulated Net Realized Gain on Investments and Foreign Currency Transactions	719,179
Net Unrealized Appreciation on Investments	11,990,313
Accumulated Foreign Capital Gains Tax on Appreciated Securities	(122,901)
Net Unrealized Appreciation on Foreign Currency Transactions and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	522

Net Assets	$125,806,142

Institutional Class Shares:
Net Assets	$52,673,153
Outstanding Shares of beneficial interest (unlimited authorization — no par value)	3,769,065
Net Asset Value, Offering and Redemption Price Per Share — Institutional Class Shares	$13.98

Class I Shares:
Net Assets	$73,132,989
Outstanding Shares of beneficial interest (unlimited authorization — no par value)	5,239,671
Net Asset Value, Offering and Redemption Price Per Share — Institutional Class Shares	$13.96

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	RWC GLOBAL EMERGING EQUITY FUND FOR THE SIX MONTHS ENDED MARCH 31, 2018 (Unaudited)

STATEMENT OF OPERATIONS

Investment Income:
Dividends	$430,680
Less: Foreign Taxes Withheld	(34,450)

Total Investment Income	396,230

Expenses:
Investment Advisory Fees (Note 5)	485,915
Administration Fees (Note 4)	69,808
Shareholder Serving Fees, Class I Shares (Note 4)	48,577
Trustees’ Fees	7,563
Chief Compliance Officer Fees (Note 3)	2,918
Custodian Fees (Note 4)	35,624
Transfer Agent Fees (Note 4)	33,537
Professional Fees	27,707
Registration and Filing Fees	23,263
Printing Fees	11,203
Offering Costs (Note 2)	10,421
Other Expenses	9,758

Total Expenses	766,294

Less:
Waiver of Investment Advisory Fees (Note 5)	(43,159)

Net Expenses	723,135

Net Investment Loss	(326,905)

Net Realized Gain (Loss) on:
Investments	802,450
Foreign Currency Transactions	(59,789)

Net Realized Gain	742,661

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	7,367,339
Foreign Capital Gains Tax on Appreciated Securities	(122,901)
Foreign Currency Transactions and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	72

Net Change in Unrealized Appreciation	7,244,510

Net Realized and Unrealized Gain on Investments, Foreign Capital Gains Tax on Appreciated Securities and Foreign Currency Transactions and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	7,987,171

Net Increase in Net Assets Resulting from Operations	$7,660,266

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	RWC GLOBAL EMERGING EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2018 (Unaudited)	Period Ended September 30, 2017*
Operations:
Net Investment Income (Loss)	$(326,905)	$59,974
Net Realized Gain on Investments and Foreign Currency Transactions	742,661	1,171,159
Net Change in Unrealized Appreciation on Investments, Foreign Capital Gains Tax on Appreciated Securities, Foreign Currency Transactions and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	7,244,510	4,623,424

Net Increase in Net Assets Resulting From Operations	7,660,266	5,854,557

Dividends and Distributions:
Net Investment Income
Institutional Class Shares	(166,061)	—
Class I Shares^	(225,113)	—
Distributions from Capital Gains
Institutional Class Shares	(457,429)	—
Class I Shares^	(685,837)	—

Total Dividends and Distributions	(1,534,440)	—

Capital Share Transactions:(1)
Institutional Class Shares
Issued	20,128,121	26,325,434
Reinvestment of Distributions	623,490	—
Redeemed	(889,663)	(1,259,466)

Net Institutional Class Shares Transactions	19,861,948	25,065,968

Class I Shares^
Issued	21,445,762	59,251,747
Reinvestment of Distributions	868,907	—
Redeemed	(12,668,520)	(53)

Net Class I Shares Transactions	9,646,149	59,251,694

Net Increase in Net Assets From Capital Share Transactions	29,508,097	84,317,662

Total Increase in Net Assets	35,633,923	90,172,219

Net Assets:
Beginning of Year/Period	90,172,219	—

End of Year/Period (including Undistributed (Distributions in Excess of) Net Investment Income of $(606,730) and $111,349, respectively)	$125,806,142	$90,172,219

*	The Fund commenced operations on December 30, 2016.
^	Class I Shares commenced operations on September 8, 2017.
(1)	See Note 7 in Notes to Financial Statements.

Amounts designated as “–“ are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	RWC GLOBAL EMERGING EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Period

	Institutional Class Shares
	Six Months Ended March 31, 2018 (Unaudited)		Period Ended September 30, 2017(1)
Net Asset Value, Beginning of Period	$13.13		$10.00

Income (Loss) from Investment Operations:
Net Investment Income (Loss)*	(0.03)		0.04
Net Realized and Unrealized Gain	1.08		3.09

Total from Investment Operations	1.05		3.13

Dividends and Distributions:
Net Investment Income	(0.05)		—
Capital Gains	(0.15)		—

Total Dividends and Distributions	(0.20)		—

Net Asset Value, End of Period	$13.98		$13.13

Total Return†	8.09%		31.30%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$52,673		$30,621
Ratio of Expenses to Average Net Assets (Including Waivers and Reimbursements)	1.25	%††	1.23	%††(2)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)	1.33	%††	2.95	%††
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.50	)%††	0.42	%††
Portfolio Turnover Rate	49	%‡	47	%‡

*	Per share calculations were performed using average shares for the period.
†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
††	Annualized
‡	Portfolio turnover is for the period indicated and has not been annualized.
(1)	The Fund commenced operations on December 30, 2016.
(2)	Ratio reflects the impact of the initial low level of net assets associated with commencement of operations. Under normal asset levels, the ratio would have been 1.25%.

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	RWC GLOBAL EMERGING EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Period

	Class I Shares^
	Six Months Ended March 31, 2018 (Unaudited)		Period Ended September 30, 2017(1)
Net Asset Value, Beginning of Period	$13.13		$13.03

Income (Loss) from Investment Operations:
Net Investment Loss*	(0.05)		(0.01)
Net Realized and Unrealized Gain	1.08		0.11

Total from Investment Operations	1.03		0.10

Dividends and Distributions:
Net Investment Income	(0.05)		—
Capital Gains	(0.15)		—

Total Dividends and Distributions	(0.20)		—

Net Asset Value, End of Period	$13.96		$13.13

Total Return†	7.89%		0.77%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$73,133		$59,552
Ratio of Expenses to Average Net Assets (Including Waivers and Reimbursements)	1.40	%††	1.37	%††(2)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)	1.48	%††	1.88	%††
Ratio of Net Investment Loss to Average Net Assets	(0.68	)%††	(0.64	)%††
Portfolio Turnover Rate	49	%‡	47	%‡

*	Per share calculations were performed using average shares for the period.
†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
††	Annualized
‡	Portfolio turnover is for the period indicated and has not been annualized.
^	Class I Shares commenced operations on September 8, 2017.
(1)	The Fund commenced operations on December 30, 2016.
(2)	Ratio reflects the impact of the initial low level of net assets associated with commencement of operations. Under normal asset levels, the ratio would have been 1.40%.

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	RWC GLOBAL EMERGING EQUITY FUND MARCH 31, 2018 (Unaudited)

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund III (the “Trust”) is organized as a Delaware statutory trust under a Declaration of Trust dated December 4, 2013. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 21 funds. The financial statements herein are those of the RWC Global Emerging Equity Fund (the “Fund”). The investment objective of the Fund is to seek long-term capital appreciation. The Fund is classified as a diversified investment company. RWC Asset Advisors (US) LLC serves as the Fund’s investment adviser (the “Adviser”). The Fund currently offers Class N Shares, Class I Shares and Institutional Class Shares. The Fund commenced operations on December 30, 2016. Class I Shares commenced operations on September 8, 2017. As of March 31, 2018, the only investors have been in the Institutional Class Shares and Class I Shares. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2. Significant Accounting Policies:

The following is a summary of the Significant Accounting Policies followed by the Fund.

Use of Estimates — The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ official closing price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Fund are

THE ADVISORS’ INNER CIRCLE FUND III	RWC GLOBAL EMERGING EQUITY FUND MARCH 31, 2018 (Unaudited)

provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are valued in accordance with “Fair Value Procedures” established by the Fund’s Board of Trustees (the “Board”). The Fund’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates its net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Adviser of the Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Committee meeting be called.

In accordance with U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).

Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the

THE ADVISORS’ INNER CIRCLE FUND III	RWC GLOBAL EMERGING EQUITY FUND MARCH 31, 2018 (Unaudited)

lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

•	Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the period ended March 31, 2018, there have been no significant changes to the Fund’s fair valuation methodology.

Federal Income Taxes — It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., from commencement of operations, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

THE ADVISORS’ INNER CIRCLE FUND III	RWC GLOBAL EMERGING EQUITY FUND MARCH 31, 2018 (Unaudited)

As of and during the period ended March 31, 2018, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any significant interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income and expense are recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.

Organization and Offering Costs — Offering costs for the Fund, including the cost of printing the initial prospectus and registration fees, have been fully amortized as of March 31, 2018.

Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.

Cash Equivalents — Idle cash may be swept into various time deposit accounts and is classified as cash equivalents on the Statement of Assets and Liabilities. The Fund maintains cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts invested are available on the same business day.

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Expenses which cannot be directly attributed to a particular fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

THE ADVISORS’ INNER CIRCLE FUND III	RWC GLOBAL EMERGING EQUITY FUND MARCH 31, 2018 (Unaudited)

Dividends and Distributions to Shareholders — The Fund distributes substantially all of its net investment income annually. Any net realized capital gains are distributed annually. All distributions are recorded on ex-dividend date.

Equity-Linked Warrants — The Fund may invest in equity-linked and index-linked warrants. Equity-linked warrants provide a way for investors to access markets where entry is difficult or costly. A Fund purchases the equity-linked and index-linked warrants from a broker, who in turn is expected to purchase shares in the local market and issue a call warrant hedged on the underlying holdings. If the Fund exercises its call and closes its position, the shares are expected to be sold and the warrant redeemed with the proceeds. Each warrant typically represents one share of the underlying stock or basket of stocks representing the index. Therefore, the price, performance and liquidity of the warrant are all linked to the underlying stock or index, less transaction costs. Equity-linked warrants are generally valued at the closing price of the underlying securities, then adjusted for stock dividends declared by the underlying securities. In addition to the market risk related to the underlying holdings, the Fund bears additional counterparty risk with respect to the issuing broker. A Fund may also purchase warrants, issued by banks and other financial institutions, whose values are based on the values from time to time of one or more securities indices.

Forward Foreign Currency Contracts — The Fund may enter into forward foreign currency contracts as hedges against either specific transactions, fund positions or anticipated fund positions. The Fund may also engage in currency transactions to enhance the Fund’s returns. All commitments are “marked-to-market” daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The Fund realizes gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for Federal income tax purposes. The Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. There were no open forward foreign currency contracts as of March 31, 2018.

Classes — Class specific expenses are borne by that class of shares. Income, realized and unrealized gains (losses), and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

THE ADVISORS’ INNER CIRCLE FUND III	RWC GLOBAL EMERGING EQUITY FUND MARCH 31, 2018 (Unaudited)

3. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

The services provided by the (“CCO”) and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4. Administration, Distribution, Shareholder Servicing, Custodian and Transfer Agent Agreements:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides administration services to the Fund. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the period ended March 31, 2018, the Fund paid $69,808 for these services.

The Fund has adopted the Distribution Plan (the “Plan”) for the Class N Shares. Under the Plan, the Distributor, or third parties that enter into agreements with the Distributor, may receive up to 0.25% of the Fund’s average daily net assets attributable to Class N Shares. Under the Plan, the Distributor may make payments pursuant to written agreements to financial institutions and intermediaries such as banks, savings and loan associations and insurance companies including, without limit, investment counselors, broker-dealers and the Distributor’s affiliates and subsidiaries (collectively, “Agents”) as compensation for services and reimbursement of expenses incurred in connection with distribution assistance. The Plan is characterized as a compensation plan since the distribution fee will be paid to the Distributor without regard to the distribution expenses incurred by the Distributor or the amount of payments made to other financial institutions and intermediaries. The Trust intends to operate the Plan in accordance with its terms and with the Financial Industry Regulatory Authority (“FINRA”) rules concerning sales charges. For the period ended March 31, 2018, no such fees were incurred.

The Fund has adopted a shareholder servicing plan (the “Service Plan”) under which a shareholder servicing fee of up to 0.15% of average daily net assets of the Class N Shares and Class I Shares of the Fund will be paid to other service providers. Certain brokers, dealers, banks, trust companies and other financial representatives receive compensation from the Fund for providing a variety of services, including record keeping and transaction processing. Such fees are based on the assets of the Fund

THE ADVISORS’ INNER CIRCLE FUND III	RWC GLOBAL EMERGING EQUITY FUND MARCH 31, 2018 (Unaudited)

that are serviced by the financial representative. Such fees are paid by the Fund to the extent that the number of accounts serviced by the financial representative multiplied by the account fee charged by the Fund’s transfer agent would not exceed the amount that would have been charged had the accounts serviced by the financial representative been registered directly through the transfer agent. All fees in excess of this calculated amount are paid by the Adviser. For the period ended March 31, 2018, the Fund paid $48,557 for these services.

Brown Brothers Harriman & Co. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund. For the period ended March 31, 2018, the Fund paid $35,624 for these services.

DST Systems, Inc., serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust. For the period ended March 31, 2018, the Fund paid $33,537 for these services.

5. Investment Advisory Agreement:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Fund at a fee computed daily at an annual rate of 0.90% of the Fund’s average daily net assets.

The Adviser has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep total annual fund operating expenses after fee reductions and/or expense reimbursements (excluding interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, distribution fees, shareholder servicing fees, other expenditures which are capitalized in accordance with generally accepted accounting principles, acquired fund fee expenses and non-routine expenses) from exceeding 1.25% of the average daily net assets of each of the Fund’s share classes until January 31, 2019 (the “Expense Limitation”). The Adviser may recover all or a portion of its fee reductions or expense reimbursements, up to the expense cap in place at the time the expenses were waived, within a three-year period from the year in which it reduced its fee or reimbursed expenses if the Fund’s total annual fund operating expenses are below the Expense Limitation. This agreement may be terminated by the Board for any reason at any time, or by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on January 31, 2019. As of March 31, 2018, the fees which were previously waived and reimbursed to the Fund by the Adviser which may be subject to possible future reimbursement, up to the expense cap in place at the time the expenses were waived and reimbursed to the Fund, to the Adviser were $266,130 expiring in 2020 and $43,159 expiring in 2021.

THE ADVISORS’ INNER CIRCLE FUND III	RWC GLOBAL EMERGING EQUITY FUND MARCH 31, 2018 (Unaudited)

6. Investment Transactions:

For the period ended March 31, 2018, the Fund made purchases of $79,494,069 and sales of $52,801,283 in investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

7. Capital Share Transactions:

Capital share transactions for the Fund were as follows:

	Six Months Ended March 31, 2018 (Unaudited)	Period Ended September 30, 2017*
Institutional Class Shares
Issued	1,454,882	2,443,282
Reinvestment of Distributions	46,095	—
Redeemed	(64,005)	(111,189)

Total Institutional Class Shares Transactions	1,436,972	2,332,093

Class I Shares^
Issued	1,536,990	4,536,928
Reinvestment of Distributions	64,302	—
Redeemed	(898,545)	(4)

Total Class I Shares Transactions	702,747	4,536,924

Net Increase in Shares Outstanding From Share Transactions	2,139,719	6,869,017

* The Fund commenced operations on December 30, 2016.

^ Class I Shares commenced operations on September 8, 2017.

Amounts designated as “—“ are zero.

8. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing book and tax treatments for foreign currency transactions and investments in passive foreign investment companies.

THE ADVISORS’ INNER CIRCLE FUND III	RWC GLOBAL EMERGING EQUITY FUND MARCH 31, 2018 (Unaudited)

As of September 30, 2017, the components of Distributable Earnings on a tax basis were as follows:

Undistributed Ordinary Income	$1,455,272
Unrealized Appreciation	4,388,864
Other Temporary Differences	10,421

Total Accumulated Losses	$5,854,557

For Federal income tax purposes the difference between Federal tax cost and book cost primarily relates to wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years and passive foreign investment companies. The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held (excluding foreign currency) by the Fund at March 31, 2018, were as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
$111,733,382	$15,047,985	$(3,292,231)	$11,755,754

9. Other:

At March 31, 2018, the percentage of total shares outstanding, held by shareholders owning 10% or greater of the aggregate total shares outstanding, for each share class, which are comprised of individual shareholders and omnibus accounts that are held on behalf of various individual shareholders was as follows:

	No. of Shareholders	% Ownership
Institutional Class Shares	4	86%
Class I Shares	1	52%

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

10. Concentration of Risks:

As with all management investment companies, a shareholder of the Fund is subject to the risk that his or her investment could lose money. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value (“NAV”) and ability to meet its investment objective.

THE ADVISORS’ INNER CIRCLE FUND III	RWC GLOBAL EMERGING EQUITY FUND MARCH 31, 2018 (Unaudited)

Equity Risk — Since it purchases equity securities, the Fund is subject to the risk that stock prices may fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund’s securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Foreign Company Risk — Investing in foreign companies, including direct investments and investments through depositary receipts, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the U.S. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. While depositary receipts provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in depositary receipts continue to be subject to many of the risks associated with investing directly in foreign securities.

Emerging and Frontier Markets Securities Risk — The Fund’s investments in emerging or frontier markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging and frontier markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging and frontier market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

Foreign Currency Risk — As a result of the Fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedged positions, that the U.S. dollar

THE ADVISORS’ INNER CIRCLE FUND III	RWC GLOBAL EMERGING EQUITY FUND MARCH 31, 2018 (Unaudited)

will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected.

Geographic Focus Risk — To the extent that it focuses its investments in a particular country or geographic region, the Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within that country or geographic region. As a result, the Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

Risk of Investing in China — The Chinese economy is generally considered an emerging market and can be significantly affected by economic and political conditions and policy in China and surrounding Asian countries. A relatively small number of Chinese companies represents a large portion of China’s total market and thus may be more sensitive to adverse political or economic circumstances and market movements. The economy of China differs, often unfavorably, from the U.S. economy in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, allocation of resources and capital reinvestment, among others. Under China’s political and economic system, the central government has historically exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership. In addition, expropriation, including nationalization, confiscatory taxation, political, economic or social instability or other developments could adversely affect and significantly diminish the values of the Chinese companies in which the Fund invests.

Small- and Mid-Capitalization Company Risk — The small- and mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these small and medium-sized companies may pose additional risks, including liquidity risk, because these companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-capitalization stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Private Placements Risk — Investment in privately placed securities may be less liquid than investments in publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that might be applicable if their securities were publicly traded.

THE ADVISORS’ INNER CIRCLE FUND III	RWC GLOBAL EMERGING EQUITY FUND MARCH 31, 2018 (Unaudited)

Convertible Securities Risk — The value of a convertible security is influenced by changes in interest rates (with investment value declining as interest rates increase and increasing as interest rates decline) and the credit standing of the issuer. The price of a convertible security will also normally vary in some proportion to changes in the price of the underlying common stock because of the conversion or exercise feature.

Rights and Warrants Risk — Investments in rights or warrants involve the risk of loss of the purchase value of a right or warrant if the right to subscribe to additional shares is not exercised prior to the right’s or warrant’s expiration. Also, the purchase of rights and/or warrants involves the risk that the effective price paid for the right and/or warrant added to the subscription price of the underlying security may exceed the market price of the underlying security in instances such as those where there is no movement in the price of the underlying security.

Risks of Investing in Other Investment Companies — To the extent that the Fund invests in other investment companies, such as open-end funds, closed-end funds and ETFs, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities held by such other investment companies. As a shareholder of another investment company, the Fund relies on that investment company to achieve its investment objective. If the investment company fails to achieve its objective, the value of the Fund’s investment could decline, which could adversely affect the Fund’s performance. By investing in another investment company, Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses of the other investment company, in addition to the fees and expenses that Fund shareholders directly bear in connection with the Fund’s own operations.

Because ETFs and certain closed-end funds are listed on national stock exchanges and are traded like stocks listed on an exchange, their shares potentially may trade at a discount or premium. Investments in ETFs and certain closed-end funds are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund. In addition, because the value of ETF and certain closed-end fund shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings at the most optimal time, which could adversely affect Fund performance.

Derivatives Risk — The Fund’s use of equity-linked notes and swaps for all purposes, including speculative purposes, is subject to market risk, correlation risk, credit risk, valuation risk and liquidity risk. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly or at all with the underlying asset, rate or index. Credit risk is the

THE ADVISORS’ INNER CIRCLE FUND III	RWC GLOBAL EMERGING EQUITY FUND MARCH 31, 2018 (Unaudited)

risk that the counterparty to a derivative contract will default or otherwise become unable to honor a financial obligation. Valuation risk is the risk that the derivative may be difficult to value. Liquidity risk is described below. The Fund’s use of swaps is also subject to leverage risk. Leverage risk is the risk that the use of leverage may amplify the effects of market volatility on the Fund’s share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

Liquidity Risk — Certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price, sell other securities instead or forgo an investment opportunity, any of which could have a negative effect on Fund management or performance.

Investment Style Risk — The Fund pursues a “growth style” of investing, meaning that the Fund invests in equity securities of companies that the Adviser believes will have above-average rates of earnings growth and which, therefore, may experience above-average increases in stock prices. Over time, a growth investing style may go in and out of favor, causing the Fund to sometimes underperform other equity funds that use differing investing styles.

11. Subsequent Events:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements as of March 31, 2018.

THE ADVISORS’ INNER CIRCLE FUND III	RWC GLOBAL EMERGING EQUITY FUND MARCH 31, 2018 (Unaudited)

DISCLOSURE OF FUND EXPENSES

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for Fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from October 1, 2017 to March 31, 2018.

The table on the next page illustrates your Fund’s costs in two ways:

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS’ INNER CIRCLE FUND III	RWC GLOBAL EMERGING EQUITY FUND MARCH 31, 2018 (Unaudited)

Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 10/01/17	Ending Account Value 3/31/18	Annualized Expense Ratios	Expenses Paid During Period*
Institutional Class Shares
Actual Portfolio Return	$1,000.00	$1,080.90	1.25%	$6.48
Hypothetical 5% Return	1,000.00	1,018.70	1.25	6.29
Class I Shares
Actual Portfolio Return	$1,000.00	$1,078.90	1.40%	$7.26
Hypothetical 5% Return	1,000.00	1,017.95	1.40	7.04

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown).

RWC Global Emerging Equity Fund

P.O. Box 219009

Kansas City, MO 64121-9009

1-855-RWC-FUND

Investment Adviser:

RWC Asset Advisors (US) LLC

2640 South Bayshore Drive, Suite 201

Miami, Florida 33133

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Fund described.

RWC-SA-001-0200

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Items 13.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as Exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: June 6, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: June 6, 2018

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors,
Treasurer, Controller & CFO

Date: June 6, 2018